Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ Innovation Option Income Strategy ETF (OARK)

YieldMax™ KWEB Option Income Strategy ETF (KWBY)

YieldMax™ Gold Miners Option Income Strategy ETF (GDXY)

YieldMax™ XBI Option Income Strategy ETF (XBIY)

YieldMax™ TLT Option Income Strategy ETF (YTLT)

(the “Funds”)

listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated February 28, 2024,
and where applicable a Fund’s Summary Prospectus

Effective immediately, all references to Mick Brokaw in each Summary Prospectus (as applicable), Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.